Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Contractual Obligations

The following table summarizes our contractual obligations as of March 31, 2017 (in thousands):

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Bothell office operating lease	$309	$285	$24	$—	$—
Vancouver office operating lease	$46	$46	$—	$—	$—
UBC license maintenance fees	$28	$5	$9	$9	$5
Leased equipment	$17	$17	$—	$—	$—

Total	$400	$353	$33	$9	$5

The following table summarizes our contractual obligations as of December 31, 2016 (in thousands):

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Bothell office operating lease	$376	$281	$95	$—	$—
Vancouver office operating lease	$68	$68	$—	$—	$—
UBC license maintenance fees	$26	$4	$9	$9	$4
Leased equipment	$22	$19	$3	$—	$—

Total	$492	$372	$107	$9	$4

Summary of Future Minimum Annual Lease Payments	The remaining future minimum annual lease payments under the Bothell lease are as follows (in thousands):

2017	214
2018	95

Total	$309
The remaining future minimum annual lease payments under the terminated Bothell lease are as follows (in thousands):

2017	281
2018	95

Total	$376

Material Changes in Financial Condition	Material Changes in Financial Condition

	December 31,
(in thousands)	2016	2015
Total Assets	$27,470	$58,209
Total Liabilities	8,504	20,769
Total Equity	18,966	37,440